Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,233,000
Previously Paid Amount	0.00
Total Fee Amount	584.58
Total Offset Amount	0.00
Net Fee	584.58
Narrative - Max Aggregate Offering Price	$ 4,233,000
Final Prospectus	true